GS Mortgage-Backed Securities Trust 2022 ABS-15G

Exhibit 99.6 Schedule 3

Valuation Report
Run Date - XX/XX/XXXX
ORIGINATION DATA																																														POST-ORIGINATION VALUES
LOAN INFORMATION									APPRAISAL VALUES								AVM VALUES						DESK REVIEW VALUES					BPO VALUES					FIELD REVIEW VALUES					2055 VALUES					MULTIPROPERTY VALUES			UPDATED VALUES						APPRAISAL VALUES						AVM VALUES						DESK REVIEW VALUES					BPO VALUES					FIELD REVIEW VALUES					2055 VALUES
Recovco Loan ID	Loan #1	Loan #2	Pool	Collateral Underwriter Risk Score	Note Date	Original Loan Amount	Sales Price	Value for LTV	Appraised Value	Appraisal Form Type	Appraisal Date	Second Appraisal Value	Variance Amount	Variance Percent	Second Appraisal Date	Second Appraisal Type	Appraised Value	Variance Amount	Variance Percent	Company	Confidence Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Aggregate Appraised Value	Aggregate Variance Amount	Aggregate Variance Percent	Appraised Value	Variance Amount	Variance Percent	Form Type	Company	Appraisal Date	Appraised Value	Appraisal Form Type	Appraisal Date	Second Appraisal Value	Variance Amount	Variance Percent	Appraised Value	Variance Amount	Variance Percent	Company	Confidence Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date
XXXX	XXXXXXX	XXXXXXX	XXXX		XX/XX/XXXX	$XXX		$XXX	$XXX	1025 2-4 Family Property	XX/XX/XXXX												$XXX	$XXX	0.000%	XXXX	XX/XX/XXXX																			$XXX	$XXX	0.000%	Desk Review		XX/XX/XXXX
XXXX	XXXXXXX	XXXXXXX	XXXX		XX/XX/XXXX	$XXX		$XXX	$XXX	1025 2-4 Family Property	XX/XX/XXXX												$XXX	$XXX	0.000%	XXXX	XX/XX/XXXX																			$XXX	$XXX	0.000%	Desk Review		XX/XX/XXXX